Other comprehensive income (loss) - Significant reclassifications out of Accumulated other comprehensive income (loss) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Affected line items in consolidated statements of income [Line Items]
Revenue - Other	¥ 81,057	¥ 221,192	¥ 153,626
Income tax expense	(57,010)	(103,866)	(80,229)
Net income (loss)	(94,711)	224,292	242,566
Net income attributable to noncontrolling interests	(5,731)	(4,949)	(2,949)
Net income (loss) attributable to NHI shareholders	(100,442)	219,343	¥ 239,617
Reclassifications out of accumulated other comprehensive income (loss) [Member] | Cumulative translation adjustments [Member]
Affected line items in consolidated statements of income [Line Items]
Revenue - Other	(5,181)	45,122
Income tax expense		(14,536)
Net income (loss)	(5,181)	30,586
Net income attributable to noncontrolling interests
Net income (loss) attributable to NHI shareholders	(5,181)	30,586
Reclassifications out of accumulated other comprehensive income (loss) [Member] | Pension liability adjustment [Member]
Affected line items in consolidated statements of income [Line Items]
Non-interest expenses-Compensation and benefits	(2,771)	(2,001)
Income tax expense	859	624
Net income (loss)	(1,912)	(1,377)
Net income attributable to noncontrolling interests
Net income (loss) attributable to NHI shareholders	(1,912)	(1,377)
Reclassifications out of accumulated other comprehensive income (loss) [Member] | Net unrealized gain on non-trading securities [Member]
Affected line items in consolidated statements of income [Line Items]
Revenue - Other		35,894
Income tax expense		(8,615)
Net income (loss)		27,279
Net income attributable to noncontrolling interests		(143)
Net income (loss) attributable to NHI shareholders		¥ 27,136